Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011 Convertible Series A preferred stock	Dec. 31, 2010 Convertible Series A preferred stock	Dec. 31, 2009 Convertible Series A preferred stock Restated Amount	Dec. 31, 2009 Restated Amount	Dec. 31, 2009 Restated Amount CUI Tradenames and Trademarks	Dec. 31, 2009 Restated Amount V-Infinity Tradenames and Trademarks	Dec. 31, 2009 Restated Amount Technology rights	Dec. 31, 2009 Restated Amount Patents, net	Dec. 31, 2009 Restated Amount Other intangible assets	Dec. 31, 2009 Restated Amount Patent pending technology	Dec. 31, 2009 Restated Amount Customer List	Dec. 31, 2009 Restated Amount Comex Electronics and CUI Japan	Dec. 31, 2009 Restated Amount Other	Sep. 30, 2011 CUI Tradenames and Trademarks	Dec. 31, 2010 CUI Tradenames and Trademarks	Sep. 30, 2011 V-Infinity Tradenames and Trademarks	Dec. 31, 2010 V-Infinity Tradenames and Trademarks	Sep. 30, 2011 Technology rights	Dec. 31, 2010 Technology rights	Sep. 30, 2011 Patents, net	Sep. 30, 2011 Other intangible assets	Sep. 30, 2011 Patent pending technology	Dec. 31, 2010 Patent pending technology	Sep. 30, 2011 Customer List	Dec. 31, 2010 Customer List	Sep. 30, 2011 Comex Electronics and CUI Japan	Dec. 31, 2010 Comex Electronics and CUI Japan	Dec. 31, 2010 Other	Sep. 30, 2011 Convertible notes payable
Current Assets:
Cash and cash equivalents	$ 143,750	$ 373,823				$ 391,486
Trade accounts receivable, net of allowance of $125,000 as of September 30, 2011 and December 31, 2010 and $135,000 as of December 2009	4,111,706	3,822,735				3,181,863
Other accounts receivable	42,112	15,926				7,852
Other accounts receivable, related party	7,477	202,418				188,790
Inventories, net of allowance of $300,000, $164,005 and $100,000 as of September 30, 2011, December 31, 2010 and December 31, 2009, respectively	4,027,586	3,735,641				2,706,950
Prepaid expenses and other	301,923	339,103				366,271
Assets held for sale		3,187,283				3,501,385
Total current assets	8,634,554	11,676,929				10,344,597
Property and equipment, net	949,582	1,010,362				1,091,935
Other assets:
Investment - equity method	178,606	157,149				79,075
Investments - long term
Intangible assets, net							4,892,856	1,373,828	4,077,646	428,370	11,502	551,559	1,857,000	139,201		4,892,856	4,892,856	1,373,828	1,373,828	580,137	778,903	6,480	34,814	551,559	551,559	1,857,000	1,857,000	139,201	139,201
Deposits and other	4,000	63,215				35,000
Notes receivable, net	539,393	15,831				79,451
Debt offering costs, net	134,445	450,859				937,130
Goodwill, net	12,907,157	12,907,157				12,907,157
Total other assets	23,199,476	23,187,558				27,369,775
Total assets	32,783,612	35,874,849				38,806,307
Current liabilities:
Accounts payable	1,973,790	1,757,682				1,538,666
Preferred stock dividends payable	5,054	5,054				5,054
Demand notes payable	2,223,431	1,549,779				2,092,229
Accrued expenses	1,125,751	1,588,684				2,383,470
Accrued compensation	109,946	399,013				235,137
Unearned revenue	65,623	70,030				84,438
Notes payable, current portion due	4,235,587	4,109,749				678,128
Notes payable related party, current portion due															170,852															487,208	35,000
Convertible notes payable, current portion due						300,000
Liabilities held for sale		3,274,314				3,009,393
Total current liabilities	9,774,182	13,241,513				10,497,367
Long term notes payable, net of current portion due of $287,478, $4,109,749 and $53,128 as of September 30, 2011, December 31, 2010 and December 31, 2009, respectively		371,577				6,042,611
Long term notes payable, related party, net of current portion due of $0, $487,208 and $170,852 as of September 30, 2011, December 31, 2010 and December 31, 2009 and discounts of $0 and $369,516 as of December 31, 2010 and December 2009, respectively	10,303,683	10,308,983				13,171,624
Long term convertible notes payable
Total long term liabilities	10,303,683	10,680,560
Long term convertible notes payable, related party, net of discounts of $0 and $2,773,555, respectively						3,126,445
Total liabilities	20,077,865	23,922,073				32,838,047
Commitments and contingencies
Stockholders' equity:
Preferred stock			51	51	51
Common stock, par value $0.001; 325,000,000 shares authorized and 219,282,472, 214,045,673 and 169,837,626 shares issued and outstanding at September 30, 2011, December 31, 2010 and December 31, 2009, respectively	219,283	214,046				169,838
Common stock issuable; 0, 50,000 and 0 shares authorized and issuable at September 30, 2011, December 31, 2010 and December 31, 2009, respectively		50
Additional paid-in capital	85,960,867	85,732,521				72,375,797
Accumulated deficit	(73,486,649)	(73,596,738)				(66,580,842)
Accumulated other comprehensive income (loss)	12,195	(50,810)				(28,193)
Total stockholders' equity	12,705,747	12,299,120				5,936,651
Noncontrolling interest		(346,344)				31,609
Total liabilities and stockholders' equity	$ 32,783,612	$ 35,874,849				$ 38,806,307